UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marina Del Rey, California 90292
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1.	REPORTS TO STOCKHOLDERS.

Annual Report 2020
As of September 30, 2020

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Aspiration, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Aspiration.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-683-8529 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in the Fund complex.

Dear Aspiration Redwood Fund Shareholder,

Thank you for investing in the Aspiration Redwood Fund.

I’d like to start out by acknowledging what we all know: 2020 has been a year like no other. Since January, we’ve seen: wildfires from Australia to California that have brought the climate crisis front and center for millions; a global pandemic that has changed face to face human interaction as we know it, while claiming the lives of over 1.3 million worldwide; and the tragic deaths of George Floyd, Breonna Taylor, and many others which have highlighted social injustice and created impactful social movements in their wake.  And, for better or worse, the year is not over yet.

At Aspiration, these concerns highlight why we do what we do: offer financial products designed to make a positive impact for our clients, communities, and the planet. It is now more than ever that we’re proud to offer our Aspiration Redwood Fund, which invests in companies that respect the environment, treat people well, and govern themselves ethically by challenging the outdated assumption that investing in ways that align with your values means sacrificing returns.

For some additional details on portfolio information, market highlights, and information on the Fund’s positioning and strategies as of the fiscal year ended September 30th, 2020, please see below:

Over the one year ended September 30, 2020, US Equity markets posted positive returns. In 2020, the ongoing struggle between virus-induced impairments to economic activity and the powerful policy response dominated the macro environment. Q1 2020 was marked by falling oil prices, US-China tensions, and the emergence of the COVID-19 pandemic, which resulted in a sharp drawdown for equities. Moving into the middle of the year, given the weight of the mega-cap tech names in the S&P 500, the index rallied by 60% from March 2020 through the September 2020 peak, with a 16% gain in the first two months of Q3 2020.

The Fund returned 9.96% for the fiscal year ended September 30, 2020. While it underperformed the S&P 500 Index, which returned 15.15% for the same reporting period, the Fund beat the performance of the Large Cap Blend category (made up funds that invest in large capitalization companies) by 10.61%.

We believe that in volatile periods such as we have witnessed in 2020, it is crucial to stick to your tried and tested investment process. Our Portfolio Management Team has invested through many such short term dislocations, and we believe it is crucial during such periods to stick to a disciplined process and take advantage of these volatile periods to invest in companies with strong environmental, social, and corporate governance (“ESG”) practices and attractive relative valuations where the fundamental investment thesis is being mispriced.

The Fund’s  strategy is a fully active strategy, and the investment team has been increasing exposures where short-term price movements provide opportunities. More specifically, when COVID-19 and lockdown restrictions commenced in March 2020, the investment team opportunistically looked to change some aspects of the portfolio.  In our opinion, it was clear early on that COVID-19 would exaggerate some of the trends in the market we have already been seeing, such as flexible working and "work-from-home" as well as rapid digital transformation across several sectors. The increased volatility in the market resulted in large share price movements becoming disconnected with stock-specific fundamentals. As a result, the investment team identified several opportunities to increase or initiate positions in high quality companies that were trading below their intrinsic value at certain points this year such as: VMware (cloud computing) and Aptiv (active safety technology and software capabilities for electronic vehicles).

Thanks again for your investment in the Aspiration Redwood Fund. Together, we’re accomplishing something truly remarkable.  And we’re just getting started.

Best,

Andrei Cherny
CEO, Aspiration Partners, Inc.

PS. Do you know anyone else you think would be a good fit to join Aspiration’s growing community of socially-conscious investors? Please put in a good word for us!

Aspiration Fund Adviser, LLC is an SEC registered investment adviser. Aspiration Financial, LLC is a registered broker-dealer and Member FINRA/SIPC that offers cash management accounts, including the Aspiration Spend & Save Account, and has been approved to be the Fund’s principal underwriter, but has not yet begun serving in that role. Aspiration Fund Adviser, LLC and Aspiration Financial, LLC are subsidiaries of Aspiration Partners, Inc. (“Aspiration”).
S&P 500 – A capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This communication should not be construed as an offer, solicitation of an offer, or advice to buy or sell securities. Aspiration does not offer or provide investment, financial, tax, or legal advice. Aspiration is not a bank. Disclaimers. Policies.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Management Risk, Market Risk, Equity Securities Risk, Focused Investment Risk, Derivatives Risk, Convertible Securities Risk, Limited Capitalization Risk, Portfolio Turnover Risk, IPOs Risk, Foreign Investing Risk, Futures Risk, Leverage Risk Associated with Financial Instruments Risk, Investment Company Risk, REITs Risk, Temporary Defensive Positions Risk, and Cybersecurity Risk. More information about these risks can be found in the Fund’s prospectus and summary prospectus.

An investor should carefully consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus and summary prospectus contain this and other information about the Fund. Copies of the prospectus and summary prospectus are available at funds.aspiration.com or by calling Shareholder Services at 800-683-8529. The prospectus and summary prospectus should be read carefully before investing. Current and future holdings are subject to change and risk. Nothing on this email should be considered a solicitation to buy or an offer to sell shares of any fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

Aspiration Fund Adviser, LLC is the adviser to the Aspiration Redwood Fund, which is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, (800) 773-3863. There is no affiliation between Aspiration Fund Adviser, LLC, including its principals, and Capital Investment Group, Inc. Serial Number: RCASP1020001

Aspiration Redwood Fund

Performance Update (Unaudited)

For the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2020
Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 at November 16, 2015 (Date of Initial Public Investment). All dividends and distributions are reinvested.  This graph depicts the performance of the Aspiration Redwood Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
					Gross	Net
	As of	One	Since	Inception	Expense	Expense
	September 30, 2020	Year	Inception	Date	Ratio*	Ratio*
	Aspiration Redwood Fund - With maximum
	assumed contribution reduction**	9.96%	11.06%	11/16/15	1.28%	0.50%
	Aspiration Redwood Fund - Without maximum
	assumed contribution reduction	11.96%	13.06%	11/16/15	1.28%	0.50%
	S&P 500 Total Return Index	15.15%	12.90%	N/A	N/A	N/A
*	The gross and net expense ratios shown are from the Fund's Financial Highlights as of September 30, 2020.
**
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund.  The Average Annual Total Returns with a maximum assumed contributed reduction is calculated assuming a maximum advisory fee of 2% is paid by an investor to the Advisor.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting aspiration.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Aspiration Redwood Fund

Schedule of Investments

As of September 30, 2020
		Shares	Value (Note 1)
COMMON STOCKS - 93.99%

Communication Services - 3.38%
*	Take-Two Interactive Software, Inc.	20,479	$3,383,540
			3,383,540
Consumer Discretionary - 12.84%
	Aptiv PLC	29,768	2,729,130
	Best Buy Co., Inc.	26,045	2,898,548
*	LKQ Corp.	88,729	2,460,455
	Starbucks Corp.	43,942	3,775,497
	Vail Resorts, Inc.	4,685	1,002,449
			12,866,079
Consumer Staples - 6.25%
	Costco Wholesale Corp.	10,441	3,706,555
	The Procter & Gamble Co.	18,432	2,561,864
			6,268,419
Financials - 9.65%
	Ameriprise Financial, Inc.	16,992	2,618,637
	Marsh & McLennan Cos., Inc.	29,691	3,405,558
	Prudential Financial, Inc.	28,958	1,839,412
	Synchrony Financial	69,086	1,807,981
			9,671,588
Health Care - 17.04%
	AbbVie, Inc.	36,407	3,188,889
*	American Well Corp.	25,922	768,328
*	Bio-Rad Laboratories, Inc.	7,088	3,653,580
*	Incyte Corp.	24,098	2,162,555
*	Laboratory Corp of America Holdings	10,682	2,011,100
	Medtronic PLC	14,200	1,475,664
	UnitedHealth Group, Inc.	12,246	3,817,935
			17,078,051
Industrials - 11.21%
	AGCO Corp.	36,066	2,678,622
*	Montrose Environmental Group, Inc.	36,158	861,284
	MSA Safety, Inc.	31,478	4,223,403
	Southwest Airlines Co.	64,785	2,429,437
	Trane Technologies PLC	8,607	1,043,599
			11,236,345
Information Technology - 29.68%
	Lam Research Corp.	7,876	2,612,863
*	LiveRamp Holdings, Inc.	47,953	2,482,527
	Microsoft Corp.	29,405	6,184,754
µ	NXP Semiconductors NV	24,886	3,106,022
*	salesforce.com, Inc.	4,484	1,126,919
*	SolarEdge Technologies, Inc.	3,455	823,499
*	Trimble, Inc.	63,177	3,076,720
	Visa, Inc.	21,934	4,386,142

			(Continued)

	Aspiration Redwood Fund

	Schedule of Investments - Continued

	As of September 30, 2020
		Shares	Value (Note 1)

	COMMON STOCKS - Continued

	Information Technology - Continued
	* Vmware, Inc.	27,415	$3,938,713
	Western Digital Corp.	54,852	2,004,841
			29,743,000
	Materials - 2.69%
	Ecolab, Inc.	6,205	1,240,007
	Linde PLC	6,127	1,459,023
			2,699,030
	Utilities - 1.25%
	American Water Works Co., Inc.	8,656	1,254,081
			1,254,081

	Total Common Stocks (Cost $86,836,393)		94,200,133

REAL ESTATE INVESTMENT TRUST - 3.86%

	Prologis, Inc.	38,500	3,873,870

	Total Real Estate Investment Trust (Cost $3,211,113)		3,873,870

	SHORT-TERM INVESTMENT - 2.11%

	§ Fidelity Institutional Money Market Fund - Treasury Portfolio, 0.01%	2,110,209	2,110,209

	Total Short-Term Investment (Cost $2,110,209)		2,110,209

Total Value of Investments (Cost $92,157,716) - 99.96%			$100,184,212

	Other Assets Less Liabilities - 0.04%		36,939

NET ASSETS - 100.00%			$100,221,151

§	Represents 7-day effective yield as of September 30, 2020.
*	Non-income producing investment
µ	American Depositary Receipt
The following acronym or abbreviation is used in this Schedule:
	NV - Netherlands Security

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued

As of September 30, 2020

Summary of Investments
	% of Net
By Sector	Assets	Value
Communication Services	3.38%	$ 3,383,540
Consumer Discretionary	12.84%	12,866,079
Consumer Staples	6.25%	6,268,419
Financials	9.65%	9,671,588
Health Care	17.04%	17,078,051
Industrials	11.21%	11,236,345
Information Technology	29.68%	29,743,000
Materials	2.69%	2,699,030
Utilities	1.25%	1,254,081
Real Estate Investment Trust	3.86%	3,873,870
Short-Term Investment	2.11%	2,110,209
Other Assets Less Liabilities	0.04%	36,939
Total Net Assets	100.00%	$ 100,221,151

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities

As of September 30, 2020

Assets:
Investments, at value (cost $92,157,716)	$100,184,212
Cash	4,562
Receivables:
Fund shares sold	30,082
Dividends and interest	43,667
From Distributor	41,257
From Advisor	15,381
Prepaid expenses:
Registration and filing expenses	20,496
Fund accounting fees	2,258
Transfer agent fees	535

Total assets	100,342,450

Liabilities:
Payables:
Fund shares repurchased	48,266
Accrued expenses:
Professional fees	54,142
Custody fees	6,923
Trustee fees and meeting expenses	6,262
Shareholder fulfillment fees	2,754
Compliance fees	1,528
Insurance fees	750
Administration fees	376
Security pricing fees	298

Total liabilities	121,299

Net Assets	$100,221,151

Net Assets Consist of:
Paid in Capital	$94,474,109
Distributable earnings	5,747,042

Total Net Assets	$100,221,151
Shares Outstanding, no par value (unlimited authorized shares)	7,760,798
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$12.91

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations

For the fiscal year ended September 30, 2020

Investment Income:
Dividends	$1,181,696

Total Investment Income	1,181,696

Expenses:
Transfer agent fees (note 2)	608,148
Distribution and service fees (note 3)	169,767
Administration fees (note 2)	97,619
Custody fees (note 2)	70,908
Professional fees	68,568
Trustee fees and meeting expenses	53,740
Registration and filing expenses	42,985
Fund accounting fees (note 2)	36,024
Compliance fees (note 2)	22,951
Security pricing fees	4,568

Total Expenses	1,175,278

Expenses reimbursed by advisor (note 2)	(715,381)

Net Expenses	459,897

Net Investment Income	721,799

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(241,968)

Change in unrealized appreciation on investments	8,312,042

Realized and Unrealized Gain on Investments	8,070,074

Net Increase in Net Assets Resulting from Operations	$8,791,873

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2020	2019

Operations:
Net investment income	$721,799	$978,592
Net realized gain (loss) on investment transactions	(241,968)	4,450,881
Net change in unrealized appreciation on investments	8,312,042	(2,741,641)

Net Increase in Net Assets from Operations	8,791,873	2,687,832

Distributions to Shareholders	(7,883,617)	(6,111,447)
Return of Capital	(203,293)	-

Decrease in Net Assets Resulting from Distributions	(8,086,910)	(6,111,447)

Beneficial Interest Transactions
Shares sold	33,009,985	25,409,119
Reinvested dividends and distributions	8,043,317	6,083,362
Shares repurchased	(26,133,946)	(22,602,384)

Net Increase in Beneficial Interest Transactions	14,919,356	8,890,097

Net Increase in Net Assets	15,624,319	5,466,482

Net Assets:
Beginning of year	84,596,832	79,130,350
End of year	$100,221,151	$84,596,832

Share Information:
Shares Sold	2,719,714	2,061,802
Reinvested Distributions	600,749	564,133
Shares repurchased	(2,164,634)	(1,828,327)
Net Increase in Shares of Beneficial Interest	1,155,829	797,608

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights

For a share outstanding during each	Investor Class Shares
of the fiscal years ended September 30,	2020	2019	2018	2017	2016	(d)

Net Asset Value, Beginning of Period	$12.81	$13.63	$12.82	$10.81	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.15	0.14	0.14	0.13	0.10
Net realized and unrealized gain (loss)
on investments	1.15	0.06	1.25	2.43	0.71

Total from Investment Operations	1.30	0.20	1.39	2.56	0.81

Less Distributions to Shareholders From:
Net investment income	(0.58)	(0.12)	(0.06)	(0.21)	-
Net realized gains	(0.59)	(0.90)	(0.52)	(0.34)	-
Return of capital	(0.03)	-	-	-	-

Total Distributions	(1.20)	(1.02)	(0.58)	(0.55)	-

Net Asset Value, End of Period	$12.91	$12.81	$13.63	$12.82	$10.81

Total Return (c)	9.96%	2.95%	11.28%	24.70%	8.10%	(b)

Net Assets, End of Period (in thousands)	$100,221	$84,597	$79,130	$37,249	$5,163

Ratios of:
Gross Expenses to Average Net Assets	1.28%	1.50%	1.41%	2.65%	9.49%	(a)
Net Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%	(a)
Net Investment Income to Average
Net Assets	0.78%	1.23%	1.06%	0.83%	1.90%	(a)

Portfolio turnover rate	161.38%	135.10%	110.18%	131.83%	120.74%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 9.96%, 0.95%, 9.28%, 22.70%, and 6.10% for the years ended September 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(d)	For the fiscal period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements

As of September 30, 2020

1.  Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income.  To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITS”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of September 30, 2019, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Investment Valuation
The Fund’s investments in securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. When (i) market quotations are not readily available, (ii) the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time the Funds’ NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the, Fair Value Committee established by the Board of Trustees in conformity with policies adopted by and subject to review of the Board of Trustees. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services approved by the Board of Trustees, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities  and developments related to specific securities.  If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fair Value Committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements - Continued

As of September 30, 2020

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the fair value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2020 for the Fund’s investments measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Investments
Common Stocks*	$94,200,133	$94,200,133	$-	$-
Real Estate Investment Trust	3,873,870	3,873,870	-	-
Short-Term Investment	2,110,209	2,110,209	-	-
Total Investments	$100,184,212	$100,184,212	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) There were no Level 3 investments during the fiscal year ended September 30, 2020.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of REITS, shares of investment companies, convertible securities, warrants, and rights.  The Fund may purchase equity securities in an IPO provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements - Continued

As of September 30, 2020

Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: management risk, market risk, equity securities risk, focused investment risk, derivatives risk, convertible securities risk, limited capitalization risk, portfolio turnover risk, IPOs risk, foreign investment risk , futures risk, leverage risk associated with financial instruments, investment company risk, REITS risk, temporary defensive positions risk, and cybersecurity risk.  The Fund held no derivatives as of and for the fiscal year ended September 30, 2020.

The impact of the coronavirus (“COVID-19”) outbreak on the financial results of the Fund will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”).

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Under the Fund’s investment advisory agreement, Aspiration Fund Adviser, LLC (the “Advisor”) receives an annual advisory fee of 0.00% of the Fund’s average daily net assets.  In other words, the Advisor does not charge any management fees with respect to the Fund. Only clients of the Advisor may invest in the Fund. These advisory clients must establish an advisory relationship and open an individual advisory account with the Advisor before investing in the Fund.  The Advisor does not impose a set fee to manage the individual advisory accounts.  Instead, advisory clients can pay the Advisor a fee in the amount they believe is fair to manage their individual advisory accounts.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements - Continued

As of September 30, 2020

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (other than brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
September 30, 2020	$715,381	September 30, 2023
September 30, 2019	$794,797	September 30, 2022
September 30, 2018	$566,641	September 30, 2021

Sub-Advisor
UBS Asset Management (Americas) Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.

Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $97,619 of fees by the Administrator for the fiscal year ended September 30, 2020.

Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $36,024 of fees by The Nottingham Company for the fiscal year ended September 30, 2020.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $22,951 in compliance fees for fiscal year ended September 30, 2020.

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund.  The Fund paid $70,908 in custody fees for the fiscal year ended September 30, 2020.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid $608,148 to the Transfer Agent for the fiscal year ended September 30, 2020.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements - Continued

As of September 30, 2020

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $5,000 in distribution expenses for the fiscal year ended September 30, 2020.  These fees are included in the Shareholder Fulfillment Fees on the Statement of Operations.

Officers and Trustees of the Trust
As of September 30, 2020, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2020, $169,767 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$151,601,619	$144,753,062

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of September 30, 2020.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years/period ended September 30, 2017 through September 30, 2020.  As of and during the fiscal year ended September 30, 2020, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended September 30, 2020, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements - Continued

As of September 30, 2020

Distributions during the fiscal years ended September 30, 2020 and September 30, 2019 were characterized for tax purposes as follows:

	September 30, 2020	September 30, 2019
Ordinary Income	$7,336,323	$4,852,616
Return of Capital	203,293	-
Long-Term Capital Gains	547,294	1,258,831

At September 30, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$93,030,816

Gross Unrealized Appreciation	11,482,840
Gross Unrealized Depreciation	(4,329,444)
Net Unrealized Appreciation	7,153,396

Late Year Loss Deferral	(1,406,354)
Distributable Earnings	$ 5,747,042

The Fund deferred a late year loss deferral of $1,406,354, which is available to offset future period gains.

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2020, there were no control persons of the Fund.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees
of Aspiration Redwood Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of asset and liabilities of Aspiration Redwood Fund (the “Fund”), including the schedule of investments, as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the year ended September 30, 2018 were audited by another independent registered public accounting firm whose report, dated November 29, 2018, expressed an unqualified opinion on those financial highlights.  The financial highlights for the year ended September 30, 2017 and the period from November 16, 2015 to September 30, 2016 were audited by another independent registered public accounting firm whose report, dated November 29, 2017, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Los Angeles, California
November 24, 2020

We have served as the auditor of one or more Aspiration Funds investment companies since 2019.

Aspiration Redwood Fund

Additional Information (Unaudited)

As of September 30, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the policies and procedures used to determine how to vote proxies relating to portfolio securities of the Fund is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-683-8529, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-683-8529.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended September 30, 2020.

During the fiscal year ended September 30, 2020, the Fund paid $7,539,616 in ordinary income distributions and $547,294 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of September 30, 2020
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,397.20	$3.00
	$1,000.00	$1,022.50	$2.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183/366 (to reflect the six month period).

5.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 800-683-8529.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Chuck Daggs (1947) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 06/2018	Trustee, University of Maryland (January 2014 – Present); Chairman of the Board for Kipp Bay Area School (January 2000 – Present); Executive Vice President (Wealth Management) at Wells Fargo (1998 – 2015).	1	Trustee, University of Maryland; Chairman of the Board, Kipp Bay Area Schools.
Coby A. King (1960) 116 South Franklin Street Rocky Mount, NC 27804	Chairman and Independent Trustee	Since 01/2016	President and Chief Executive Officer of High Point Strategies, LLC (Public Affairs Consulting) since 2013.	1	None
David L. Kingsdale (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 10/2014	Chief Executive Officer of Millennium Dance Media, LLC since 2010; Owner of DLK, Inc. (media consulting agency) since 2005.	1	The Giving Back Fund (nonprofit sector); Prime Access Capital (financial services).
Interested Trustee*
Andrei Cherny (1975) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee, Principal Executive Officer and President	Trustee Since 08/2017; President Since 2/2014	Chief Executive Officer of Aspiration Partners, LLC since 2013.	1	Board Member and President for Democracy: a Journal of Ideas (public sector).

(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of September 30, 2020

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Alexandra Horigan (1983) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee	Since 08/2017	Vice President of Strategic Initiatives of Aspiration Partners, Inc. since 2018; Vice President of Operations of Aspiration Partners, Inc. (2012-2018).	1	None

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Andy Chica (1984) 116 South Franklin Street Rocky Mount, NC 27804	Chief Compliance Officer	Since 07/2019	Compliance Director, Cipperman Compliance Services, LLC since 2019. Chief Compliance Officer of Hatteras Funds, LP and Hatteras Capital Distributors, LLC since 2007.
Jonathan Peterson (1983) 116 South Franklin Street Rocky Mount, NC 27804	Treasurer and Principal Financial Officer	Since 06/2020	Controller, Aspiration Fund Adviser, LLC since 2020. Controller, Acorns from 2017 to 2020.
Tracie A. Coop (1976) 116 South Franklin Street Rocky Mount, NC 27804	Secretary	Since 12/2019	General Counsel, The Nottingham Company since 2019; Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019.

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries: Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292 Telephone: 800-683-8529 World Wide Web @: aspiration.com	For Investment Advisor Inquiries: Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292 Telephone: 800-683-8529 World Wide Web @: aspiration.com

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert. At this time, the registrant’s Board of Trustees believe that the collective knowledge and experience provided by the members of the audit committee collectively offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the Aspiration Redwood Fund (the Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.
These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountants Deloitte & Touche LLP (“Accountant”), for the audit of the Fund’s annual financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.
Fund	September 30, 2019	September 30, 2020
Aspiration Redwood Fund	$23,000	$27,000
(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2019 and September 30, 2020 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2019	September 30, 2020
Aspiration Redwood Fund	$5,500	$5,775

(d)
All Other Fees – There were no other fees billed in the fiscal years ended September 30, 2019 and September 30, 2020 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended September 30, 2019 and September 30, 2020 were $5,500 and $5,775, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

By:	/s/ Andrei Cherny
Andrei Cherny Trustee, President and Principal Executive Officer

Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrei Cherny
Andrei Cherny Trustee, President and Principal Executive Officer

Date:	December 3, 2020

By:	/s/ Jonathan Peterson
Jonathan Peterson Treasurer and Principal Financial Officer

Date:	December 3, 2020